SHARE-BASED COMPENSATION - Impact of Share Options and Restricted Shares (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation cost	$ 31,797	$ 25,143	$ 17,305
2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation cost	28,466	25,284	16,789
MRP Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation cost	1,113	(141)	516
Melco International Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation cost	2,218	0	0
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation cost	$ 31,797	$ 25,143	$ 17,305